Financial Risk Management and Fair Values - Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Available-for-sale financial assets	¥ 622	¥ 499
Derivative financial instruments	46	21
Available-for-sale equity securities: Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Available-for-sale financial assets	85	88
Available-for-sale equity securities: Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Available-for-sale financial assets	537	411
Recurring fair value measurement [member] | Available-for-sale equity securities: Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Available-for-sale financial assets	85	88
Recurring fair value measurement [member] | Available-for-sale equity securities: Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Available-for-sale financial assets	537	411
Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	46	21
Recurring fair value measurement [member] | Cross Currency Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(64)
Level 1 [Member] | Recurring fair value measurement [member] | Available-for-sale equity securities: Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Available-for-sale financial assets	85	88
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	46	21
Level 2 [Member] | Recurring fair value measurement [member] | Cross Currency Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(64)
Level 3 [Member] | Recurring fair value measurement [member] | Available-for-sale equity securities: Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Available-for-sale financial assets	¥ 537	¥ 411